COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Minimum Annual Rental Payments
2014	$1,681
2015	1,545
2016	1,348
2017	1,046

$5,621